Property, plant and equipment - property, plant & equipment, owned and leased (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	€ 27,582	€ 28,608
Right-of-use assets	1,624	1,621	€ 1,395
Property, plant and equipment not subject to operating leases [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	25,958	26,987
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	€ 1,624	€ 1,621